Statements of Operations (USD $)	12 Months Ended		107 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013
EXPENSES
Amortization			$ 2,153
Bad debt expense			102,228
Business development			105,227
Business acquisition costs		(18,750)
General and administrative expenses	100	45	11,275
Interest expenses and bank charges	179	13	2,027
Leases			3,547
Professional fees	57,832	19,849	168,660
Transfer agent		495	9,994
Write-off of oil & gas property			97,635
Operating loss	58,111	1,652	502,746
Other income and expenses
Gain on debt settlement			(31,787)
Foreign exchange (gain)/loss	(1,710)		(3,213)
Net loss and comprehensive loss for the period	$ (56,401)	$ (1,652)	$ (467,746)
Basic and diluted loss per share	$ (0.08)	$ 0.00
Weighted average number of common shares outstanding
- basic and diluted	680,203	680,202